Preferred Shares and Shareholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Composition of Share Capital
a.	Composition of share capital:

	December 31, 2020		December 31, 2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary Shares of $0.0001 par value each	2,001,000	1,000,000	1,500,000	1,000,000

Preferred A shares of $0.0001 par value each	500,000	500,000	500,000	500,000
Preferred A-1 shares of $0.0001 par value each	1,000	1,000	-	-
Preferred B shares of $0.0001 par value each	145,000	130,180	-	-
Preferred B-1 shares of $0.0001 par value each	103,000	102,093	-	-

	749,000	733,273	500,000	500,000

Schedule of Aggregate Liquidation Preference

The following table sets forth the aggregate liquidation preference balance as of December 31, 2020 and 2019:

	December 31,
	2020	2019

Preferred A shares	$30,000	$20,000
Preferred A-1 shares	7,500	-
Preferred B shares	10,500	-
Preferred B-1 shares	7,000	-

	$55,000	$20,000

Schedule of Options Granted
e.	A summary of the Company’s Ordinary share options activity under the 2021 ESOP for the six-month period ended June 30, 2021, is as follows:

	Number of options	WAEP

Options outstanding at beginning of the year (Note 9a)	*) 45,500	40.00	$
Options granted (Notes 9a and 9b)	86,392	40.00
Total options outstanding at end of the period	131,892	40.00

Options exercisable at the end of the period	108,564	40.00	$

Below is data of options granted to employees:

	Year Ended December 31,
	2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of the year	46,750	$33.64	31,750	$30.63
Options granted	-	-	15,000	40.00
Options expired and forfeited	(1,250)	40.00	-	-

Total options outstanding at end of the year	45,500	33.46	46,750	33.64

Options exercisable at the end of the year	33,000	$30.98	29,125	$29.79